DERIVATIVES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
DERIVATIVES
Derivative assets	$ 6,563	¥ 45,569	¥ 445
Derivative liabilities			14,336
Not Designated as Hedging Instrument | Exchange-traded spot commodity contracts
DERIVATIVES
Derivative asset balance at the end of each day with settlement of variation margin		0
Derivative liability balance at the end of each day with settlement of variation margin		0
Derivative assets		0	0
Derivative liabilities		0	¥ 0
Not Designated as Hedging Instrument | Commodity future contracts
DERIVATIVES
Daily cash settlement requirement of variation margin		¥ 0